RISK MANAGEMENT - Modified Financial Assets - Foreclosed assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management [abstract]
Foreclosed assets received	$ 297,481	$ 188,245
Foreclosed assets sold	$ 133,512	$ 52,785